Schedule of revenue (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenue	$ 3,229	$ 4,376	$ 5,232
Mobility [Member]
Disaggregation of Revenue [Line Items]
Revenue	2,054	2,783	3,129
Quick Commerce [Member]
Disaggregation of Revenue [Line Items]
Revenue	72	98	86
Membership [Member]
Disaggregation of Revenue [Line Items]
Revenue	227	308	313
Advertising Initiatives [Member]
Disaggregation of Revenue [Line Items]
Revenue	841	1,140	1,704
Others [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 35	$ 47